Investment Securities - Summary of Analysis of Fair Value and Carrying Value of Investment Securities Measured at Amortized Cost (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Debt securities [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	$ 1	$ 1